[LOGO OF VANTAGE INVESTMENT ADVISORS]










                                                                Lincoln National
                                                Special Opportunities Fund, Inc.
                                                                   Annual Report
                                                               December 31, 2000

Lincoln National Special Opportunities Fund, Inc.

Index

      Commentary

      Statement of Net Assets

      Statement of Operations

      Statements of Changes in Net Assets

      Financial Highlights

      Notes to Financial Statements

      Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Special Opportunities Fund, Inc.

Managed by: [LOGO OF VANTAGE INVESTMENT ADVISORS]


For the year ended December 31, 2000, the Fund had a total return of 16.03% versus its benchmark, the S&P Midcap 400 Index's*, return of 17.5%. U.S. financial markets witnessed two very different dynamics during 2000. During the first six months, the U.S. economy continued to grow strongly and the outlook for corporate earnings appeared promising. The Federal Reserve remained concerned about the possibility of an accelerating inflation rate and responded by raising the target Federal Funds three times between January and May. The market dynamic began to reverse approximately from the start of the second quarter. We felt four major sources of uncertainty increasingly seemed to lower market optimism - prospects of a slowing U.S. economy, corporate earnings concerns, the continued high cost of energy and the weak Euro.

Relative performance during the year was helped by moderately overweighting the Fund's exposure to the healthcare, defense and energy sectors and moderately underweighting exposure to the consumer discretionary and business services sectors.

Looking forward, we expect the market uncertainty and volatility to continue - at least until investors are convinced that the Federal Reserve's interest rate reductions are having a beneficial effect on the economy and the outlook for corporate earnings improves. On an individual security basis, the Fund will continue to overweight companies that the management team believes exhibit good earnings outlooks and strong business fundamentals.


J. Paul Dokas

[CHART APPEARS HERE]

This chart illustrates, hypothetically, that $10,000 was invested in the Special Opportunities Fund on 1/1/91. As the chart shows, byDecember 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, woul d have grown to $41,872. For comparison, look at how the S&P Midcap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $61,177. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                                           Ended
on investments                                                  12/31/00
-------------------------------------------------------------------------
One Year                                                        +16.03%
Five Years                                                      +12.07%
Ten Years                                                       +15.40%




* Standard & Poor's Midcap 400 Index - Measures performance of 400 medium-sized companies. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                          Special Opportunities Fund 1

Lincoln National
Special Opportunities Fund, Inc.

Statement of Net Assets
December 31, 2000

Investments:
                                                  Number         Market
Common Stock:                                     of Shares      Value
----------------------------------------------------------------------------
Aerospace & Defense: 3.0%
----------------------------------------------------------------------------
General Dynamics                                   71,200        $5,553,600
Lockheed Martin                                   147,800         5,017,810
Northrop Grumman                                   37,000         3,071,000
Textron                                            55,400         2,576,100
----------------------------------------------------------------------------
                                                                 16,218,510
Automobiles & Automotive Parts: 1.0%
----------------------------------------------------------------------------
Cooper Industries                                  24,000         1,102,500
Delphi Automotive Systems                         107,000         1,203,750
Magna International Class A                        30,400         1,274,900
Navistar International*                            48,800         1,277,950
----------------------------------------------------------------------------
                                                                  4,859,100
Banking, Finance & Insurance: 21.6%
----------------------------------------------------------------------------
Allmerica Financial                                45,700         3,313,250
AmSouth Bancorporation                            106,000         1,616,500
Aon                                                63,500         2,174,875
Astoria Financial                                  30,500         1,656,531
Bancwest                                           52,000         1,358,500
BB&T*                                              98,500         3,675,281
Bear Stearns                                       51,200         2,595,200
Capital One Financial                              25,300         1,665,056
Chubb                                              31,000         2,681,500
Comerica                                           84,000         4,987,500
Compass Bancshares                                 26,000           620,750
Countrywide Credit*                                62,000         3,115,500
Dime Bancorp                                      144,900         4,283,606
Edwards (A.G.)                                     50,800         2,409,825
Everest Group                                      22,000         1,575,750
Golden State                                      124,800         3,923,400
Greenpoint Financial                              103,100         4,220,656
Hartford Financial Services                        80,000         5,650,000
Jefferson-Pilot*                                   54,800         4,096,300
John Hancock Financial Services                   103,700         3,901,713
Keycorp                                           114,200         3,197,600
Lehman Brothers Holdings                          109,200         7,384,650
Loews                                              16,500         1,708,781
MGIC Investment                                    28,500         1,921,969
National City                                     111,000         3,191,250
National Commerce Bancorporation                   56,000         1,386,000
Old Kent Financial                                 17,500           765,625
Old Republic International                         51,000         1,632,000
Pacific Century Financial                          80,000         1,415,000
Pacificare Health Systems*                        109,000         1,635,000
PNC Financial Group*                               34,000         2,484,125
Progressive                                        17,500         1,813,438
Provident Financial Group                          34,700         1,301,250
Saint Paul                                        100,000         5,431,250
SouthTrust                                        116,900         4,756,369
Stilwell Financial                                 58,100         2,291,319
Summit Bancorp                                     29,600         1,130,350
Torchmark                                          63,500         2,440,781
Union Planters                                     28,000         1,001,000
Unionbancal                                       122,500         2,947,656
Unumprovident                                      93,000         2,499,375
USA Education                                      35,000         2,380,000
Zions Bancorporation                               27,700         1,729,519
----------------------------------------------------------------------------
                                                                115,966,000
Buildings & Materials: 0.7%
----------------------------------------------------------------------------
Masco                                              82,000         2,106,375
Massey Energy                                      16,700           212,925
USG                                                54,600         1,228,500
----------------------------------------------------------------------------
                                                                  3,547,800
Business Services: 0.7%
----------------------------------------------------------------------------
Cendant*                                          115,000         1,106,875
----------------------------------------------------------------------------

                                                  Number         Market
Business Services (Cont.)                         of Shares      Value
----------------------------------------------------------------------------
Deluxe                                             34,500        $  871,815
Manpower                                           22,000           836,000
Tech Data*                                         37,300         1,008,848
----------------------------------------------------------------------------
                                                                  3,823,538
Cable, Media & Publishing: 3.9%
----------------------------------------------------------------------------
Adelphia Communications Class A*                   40,700         2,101,137
Cablevision Systems Class A*                       29,200         2,480,175
Chris-Craft Industries*                            16,000         1,064,000
Clear Channel Communications*                      51,000         2,470,312
Donnelley R.R. & Sons                              35,000           945,000
Echostar Communications Class A*                   33,700           766,675
Knight-Ridder                                      38,500         2,189,688
Mcgraw-Hill                                        48,000         2,814,000
Metro-Goldwyn-Mayer*                               40,000           652,500
New York Times                                     50,000         2,003,125
Tribune                                            46,600         1,968,850
USA Networks*                                      63,500         1,234,281
----------------------------------------------------------------------------
                                                                 20,689,743
Chemicals: 3.1%
----------------------------------------------------------------------------
Air Products & Chemicals                           38,100         1,562,100
Avery Dennison                                     26,900         1,476,137
Eastman Chemical                                   50,600         2,466,750
PPG Industries                                     97,100         4,496,944
Praxair                                            85,200         3,780,750
Rohm & Haas                                        36,300         1,318,144
Union Carbide                                      33,700         1,813,481
----------------------------------------------------------------------------
                                                                 16,914,306
Computers & Technology: 2.7%
----------------------------------------------------------------------------
Autodesk                                           20,500           552,219
Cadence Design Systems*                            88,000         2,420,000
Diebold                                            38,500         1,284,937
Fiserv*                                            25,000         1,185,937
Intuit*                                            30,600         1,206,788
Liberate Technologies*                             25,000           340,625
NCR*                                               30,000         1,473,750
Perkinelmer                                        14,600         1,533,000
Pitney Bowes                                       70,000         2,318,750
Quantum Storage*                                   77,100         1,026,394
RSA Security*                                      20,100         1,062,788
----------------------------------------------------------------------------
                                                                 14,405,188
Consumer Products: 2.5%
----------------------------------------------------------------------------
Avon Products                                      96,200         4,605,575
Clorox                                            107,000         3,798,500
Maytag                                             43,200         1,395,900
Whirlpool                                          76,000         3,624,250
----------------------------------------------------------------------------
                                                                 13,424,225
Electronics & Electrical Equipment: 1.9%
----------------------------------------------------------------------------
Advanced Micro Devices*                            81,800         1,129,862
Arrow Electronics                                  38,000         1,087,750
Atmel*                                             56,200           653,325
Avnet                                              53,200         1,143,800
KLA-Tencor*                                        30,800         1,037,575
Raytheon Class B                                   30,000           931,875
Rockwell International                             67,500         3,214,688
SCI Systems*                                       21,500           567,063
Vishay Intertechnology*                            31,700           479,463
----------------------------------------------------------------------------
                                                                 10,245,401
Energy: 10.0% .
----------------------------------------------------------------------------
Amerada Hess                                       38,200         2,790,987
Apache                                             40,000         2,802,500
Ashland                                            56,800         2,038,552
Baker Hughes                                       81,500         3,387,344
BJ Services*                                       19,000         1,308,625
Burlington Resources                               35,500         1,792,750
Coastal                                            13,500         1,192,219
Constellation Energy                               87,800         3,956,487
Devon Energy                                       18,500         1,127,945
Dynegy                                             57,400         3,217,987
El Paso Energy                                     57,600         4,125,600
Ensco International                                23,600           803,875
Equitable Resources                                17,300         1,154,775
Global Marine*                                     31,300           888,137

                          Special Opportunities Fund 2

                                                 Number         Market
Energy (Cont.)                                   of Shares      Value
----------------------------------------------------------------------------
Kerr-Mcgee                                         56,000       $ 3,748,500
Murphy Oil                                         27,900         1,686,206
Occidental Petroleum                              130,700         3,169,475
Questar                                            90,700         2,726,669
Sempra Energy                                      98,300         2,285,475
Smith International*                               10,900           812,731
Tosco                                              27,100           919,706
Ultramar Diamond Shamrock                          62,000         1,914,250
Unocal                                             58,000         2,243,875
USX-Marathon Group                                 89,100         2,472,525
Weatherford Interntional*                          24,900         1,176,525
----------------------------------------------------------------------------
                                                                 53,743,720
Environmental Services: 0.4%
----------------------------------------------------------------------------
Waste Management                                   69,900         1,939,725
----------------------------------------------------------------------------

Food, Beverage & Tobacco: 4.6%
----------------------------------------------------------------------------
Adolph Coors Class B                               23,500         1,887,344
Archer-Daniels-Midland                            106,260         1,593,900
Conagra Foods*                                    222,000         5,772,000
Dean Foods                                         60,400         1,853,525
General Mills*                                     78,900         3,515,981
Pepsi Bottling Group                               68,800         2,747,700
Ralston-Purina Group                               89,300         2,332,963
RJ Reynolds Tobacco Holdings                       35,600         1,735,500
Supervalu                                         156,100         2,165,888
UST                                                35,000           982,188
----------------------------------------------------------------------------
                                                                 24,586,989
Healthcare & Pharmaceuticals: 5.4%
----------------------------------------------------------------------------
Aetna*                                             61,500         2,525,344
Allergan                                           25,000         2,420,312
Applera Corp-Celera Genomics*                      10,900           391,719
Becton Dickinson                                   64,500         2,233,312
Genzyme-General Division*                          17,800         1,600,887
Healthsouth*                                      195,000         3,180,938
Health Management Associates Class A*              65,000         1,348,750
McKesson                                           42,300         1,518,147
Tenet Healthcare*                                  99,000         4,399,313
UnitedHealth Group                                 95,000         5,830,625
Wellpoint Health Networks*                         31,000         3,572,750
----------------------------------------------------------------------------
                                                                 29,022,097
Industrial Machinery: 3.5%
----------------------------------------------------------------------------
Deere & Company                                   107,300         4,915,681
Dover                                              89,200         3,618,175
FMC*                                               33,400         2,394,362
Ingersoll-Rand                                     77,000         3,224,375
ITT Industries                                     34,700         1,344,625
Pentair                                            81,000         1,959,188
SPX*                                                3,600           389,475
Thermo Electron*                                   40,000         1,190,000
----------------------------------------------------------------------------
                                                                 19,035,881
Leisure, Lodging & Entertainment: 2.2%
----------------------------------------------------------------------------
Galileo International                              30,000           600,000
Hasbro*                                           150,000         1,593,750
Mandalay Resorts Group*                            80,000         1,755,000
Marriott International Class A                     89,700         3,789,825
Royal Caribbean Cruises                            62,000         1,639,900
Starwood Hotels & Resorts Worldwide                26,000           916,500
Tricon Global Restaurants*                         59,000         1,947,000
----------------------------------------------------------------------------
                                                                 12,241,975
Malls REITs: 0.3%
----------------------------------------------------------------------------
Simon Property Group                               79,200         1,900,800
----------------------------------------------------------------------------

Metals & Mining: 1.2%
----------------------------------------------------------------------------
Fortune Brands                                    112,000         3,360,000
Newmont Mining                                     75,100         1,281,394
Nucor                                              19,700           781,844
USX-U.S. Steel Group                               47,100           847,800
----------------------------------------------------------------------------
                                                                  6,271,038

                                                  Number         Market
Miscellaneous: 1.2%                               of Shares      Value
----------------------------------------------------------------------------
Block (H&R)                                        37,000        $1,530,875
Eaton                                              27,400         2,060,137
Fluor*                                             16,700           552,144
Gentex*                                            21,000           391,125
Moody's Investors Services                         47,300         1,215,019
Servicemaster                                      62,400           717,600
----------------------------------------------------------------------------
                                                                  6,466,900
Multifamily REITs: 0.7%
----------------------------------------------------------------------------
Equity Residential Properties Trust                65,400         3,617,437
----------------------------------------------------------------------------

Office/Industrial REITs: 1.6%
----------------------------------------------------------------------------
AMB Property                                       52,000         1,342,250
Duke Weeks Realty                                  19,200           472,800
Equity Office Properties Trust                    149,000         4,861,125
Mack-Cali Realty*                                  68,900         1,967,956
----------------------------------------------------------------------------
                                                                  8,644,131
Packaging & Containers: 0.5%
----------------------------------------------------------------------------
Ball                                               44,000         2,026,750
Crown Cork & Seal                                  59,100           439,556
----------------------------------------------------------------------------
                                                                  2,466,306
Paper & Forest Products: 2.4%
----------------------------------------------------------------------------
Georgia-Pacific                                   151,700         4,721,662
Temple-Inland                                      27,000         1,447,875
Westvaco                                           52,100         1,520,669
Weyerhaeuser                                      101,800         5,166,350
----------------------------------------------------------------------------
                                                                 12,856,556
Retail: 2.8%
----------------------------------------------------------------------------
Federated Department Stores*                      102,000         3,570,000
Limited                                            83,200         1,419,600
Liz Claiborne                                      20,500           853,313
May Department Stores                             110,000         3,602,500
Sherwin-Williams                                   69,600         1,831,350
Tiffany                                            32,000         1,012,000
Toys R Us*                                        155,700         2,598,244
----------------------------------------------------------------------------
                                                                 14,887,007
Telecommunications: 2.2%
----------------------------------------------------------------------------
Alltel                                             12,000           749,250
Crown Castle*                                      77,300         2,091,931
Harris                                             42,200         1,292,375
L-3 Communications*                                22,300         1,717,100
McLeodusa Class A*                                 59,700           843,263
Nextel Partners*                                   60,400         1,015,475
Spectrasite Holdings*                              25,800           341,850
Telephone & Data Systems                           14,300         1,287,000
Voicestream Wireless*                               6,900           694,313
Winstar Communications*                            53,600           626,450
XO Communications*                                 76,600         1,364,438
----------------------------------------------------------------------------
                                                                 12,023,445
Textiles, Apparel & Furniture: 0.8%
----------------------------------------------------------------------------
Hillenbrand Industries                             11,300           581,950
Johnson Controls                                   46,500         2,418,000
Lear*                                              57,000         1,414,313
----------------------------------------------------------------------------
                                                                  4,414,263
Transportation & Shipping: 5.3%
----------------------------------------------------------------------------
Brunswick                                          90,600         1,489,237
Burlington Northern Santa Fe*                     115,100         3,258,769
CNF                                                36,500         1,234,156
CSX                                               103,400         2,681,937
Continental Airlines Class B*                      38,000         1,961,750
Delta Air Lines                                    90,000         4,516,875
Fedex*                                             77,000         3,076,920
Northwest Airlines Class A*                        42,200         1,271,275
Southwest Airlines                                 16,000           536,480
Tidewater                                          40,000         1,775,000
UAL                                                44,100         1,717,144
Union Pacific                                      95,700         4,856,775
----------------------------------------------------------------------------
                                                                 28,376,318

                          Special Opportunities Fund 3

                                                  Number         Market
Utilities: 13.0%                                  of Shares      Value
----------------------------------------------------------------------------
Allegheny Energy                                   88,000        $4,240,500
Ameren                                             97,000         4,492,312
American Electric Power                            22,000         1,023,000
Calpine*                                           28,000         1,261,750
Centurytel                                         68,000         2,431,000
Citizens Communications*                           47,500           623,437
Dominion Resources                                108,800         7,289,600
DTE Energy                                        101,400         3,948,262
Edison International*                              90,300         1,410,937
Entergy                                           146,800         6,211,475
Exelon*                                            78,500         5,511,485
Firstenergy                                       127,000         4,008,437
General Public Utilities                          113,100         4,163,494
Idacorp                                            26,000         1,275,625
Keyspan                                            35,500         1,504,313
NRG Energy*                                        67,500         1,877,344
PG&E                                               93,000         1,860,000
Public Service Enterprise Group                    88,000         4,279,000
Reliant Energy*                                    74,600         3,231,113
Southern Energy*                                   35,000           990,938
TXU                                               137,600         6,097,400
Wisconsin Energy                                   80,000         1,805,000
----------------------------------------------------------------------------
                                                                 69,536,422
Total Common Stock: 99.2%
(Cost $467,478,221)                                             532,124,821
----------------------------------------------------------------------------

                                                  Par
Money Market Instruments:                         Amount
----------------------------------------------------------------------------
UBS Finance
6.50% 1/2/01                                   $2,600,000         2,599,531
----------------------------------------------------------------------------

Total Money Market Instruments: 0.5%
(Cost $2,599,531)                                                 2,599,531
----------------------------------------------------------------------------

Total Investments: 99.7%
(Cost $470,077,752)                                             534,724,352
----------------------------------------------------------------------------
Other Assets over Liabilites: 0.3%                                1,562,642
----------------------------------------------------------------------------
Total Net Assets: 100.0%
(Equivalent to $25.846 per share
based on 20,749,516 shares issued
and outstanding)                                               $536,286,994
----------------------------------------------------------------------------

Components of Net Assets at December 31, 2000:
----------------------------------------------------------------------------
Common Stock, par value $.01 per share,
 50,000,000 authorized shares                                      $207,495
Paid in capital in excess of par value of
 shares issued.                                                 489,007,463
Undistributed net investment income                               1,028,288
Accumulated net realized loss on investments
 and futures contracts                                          (18,602,842)
Net unrealized appreciation of investments                       64,646,590
----------------------------------------------------------------------------
Total Net Assets                                              $ 536,286,994
----------------------------------------------------------------------------

*    Non-income producing security.

See accompanying notes to financial statements.

                          Special Opportunities Fund 4

Lincoln National Special Opportunities Fund, Inc.

Statement of Operations

Year ended December 31, 2000

Investment income:
  Dividends                                                             $ 13,313,094
-------------------------------------------------------------------------------------
  Interest                                                                   332,927
-------------------------------------------------------------------------------------
    Total investment income                                               13,646,021
-------------------------------------------------------------------------------------

Expenses:
  Management fees                                                          2,113,992
-------------------------------------------------------------------------------------
  Accounting fees                                                            225,267
-------------------------------------------------------------------------------------
  Printing and postage                                                        70,380
-------------------------------------------------------------------------------------
  Custody fees                                                                43,503
-------------------------------------------------------------------------------------
  Professional fees                                                           30,719
-------------------------------------------------------------------------------------
  Directors fees                                                               5,250
-------------------------------------------------------------------------------------
  Other                                                                       53,283
-------------------------------------------------------------------------------------
                                                                           2,542,394
-------------------------------------------------------------------------------------
  Less expenses paid indirectly                                              (15,106)
-------------------------------------------------------------------------------------
    Total expenses                                                         2,527,288
-------------------------------------------------------------------------------------
Net investment income                                                     11,118,733
-------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investment transactions:
  Net realized gain (loss) on:
  Investment transactions                                                (14,611,280)
-------------------------------------------------------------------------------------
    Futures contracts                                                        889,997
-------------------------------------------------------------------------------------
  Net realized loss on investment transactions and futures contracts     (13,721,283)
-------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and futures contracts                                       68,878,839
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts     55,157,556
-------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    $ 66,276,289
-------------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                                      Year ended       Year ended
                                                                      12/31/00         12/31/99
                                                                      -------------------------------
Changes from operations:
-----------------------------------------------------------------------------------------------------
  Net investment income                                               $  11,118,733    $  11,247,442
-----------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments
   and futures contracts                                                (13,721,283)     119,499,372
-----------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation on investments
   and futures contracts                                                 68,878,839     (172,192,831)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                66,276,289      (41,446,017)
-----------------------------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                                                 (10,090,445)      (9,023,251)
-----------------------------------------------------------------------------------------------------
  Net realized gain on investments                                     (101,024,374)     (86,192,752)
-----------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                (111,114,819)     (95,216,003)
-----------------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                               (84,516,019)    (115,492,827)
-----------------------------------------------------------------------------------------------------
  Total decrease in net assets                                         (129,354,549)    (252,154,847)
-----------------------------------------------------------------------------------------------------
Net Assets, at beginning of year                                        665,641,543      917,796,390
-----------------------------------------------------------------------------------------------------
Net Assets, at end of year                                            $ 536,286,994    $ 665,641,543
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

                          Special Opportunities Fund 5

Lincoln National Special Opportunities Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each year)

                                                Year ended December 31,
                                                2000(2),(3) 1999        1998        1997        1996
                                                ------------------------------------------------------------
Net asset value, beginning of year              $    28.225 $    33.416 $    35.056 $    29.423 $    27.383

Income (loss) from investment operations:
   Net investment income                              0.536       0.482       0.470       0.477       0.548
   Net realized and unrealized gain (loss) on
      investments and futures contracts               3.153      (1.779)      1.795       7.293       3.867
                                                ------------------------------------------------------------
   Total from investment operations                   3.689      (1.297)      2.265       7.770       4.415
                                                ------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income              (0.494)     (0.373)     (0.862)         --      (0.548)
   Distributions from net realized gain on
      investment transactions                        (5.574)     (3.521)     (3.043)     (2.137)     (1.827)
                                                ------------------------------------------------------------
   Total dividends and distributions                 (6.068)     (3.894)     (3.905)     (2.137)     (2.375)
                                                ------------------------------------------------------------
Net asset value, end of year                    $    25.846 $    28.225 $    33.416 $    35.056 $    29.423
                                                ------------------------------------------------------------

Total Return(1)                                      16.03%      (4.45)%      6.79%      28.15%      16.51%

Ratios and supplemental data:
   Ratio of expenses to average net assets            0.49%       0.44%       0.42%       0.42%       0.44%
   Ratio of net investment income
      to average net assets                           2.15%       1.46%       1.44%       1.57%       2.00%
   Portfolio Turnover                                   75%         96%         76%         74%         88%
   Net assets, end of year (000 omitted)          $536,287    $665,652    $917,796    $872,822    $648,592

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Effective January 1, 2001, Delaware Management Company replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(3) The average shares outstanding method has been applied for per share information.

See accompanying notes to financial statements.


                          Special Opportunities Fund 6

Lincoln National Special Opportunities Fund, Inc.

Notes to Financial Statements

December 31, 2000

The Fund: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fees offset arrangements amounted to $15,106.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million. Effective January 1, 2001, Delaware Management Company, an affiliate of the Advisor, replaced Vantage Investment Advisors as the sub-advisor of the Fund. The sub-advisor for the Fund is paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                          Special Opportunities Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2000 are as follows:

     Aggregate       Aggregate       Gross          Gross           Net
     Cost of         Proceeds        Unrealized     Unrealized      Unrealized
     Purchases       From Sales      Appreciation   Depreciation    Appreciation
     ----------------------------------------------------------------------------
     $390,074,041    $554,950,029    $101,642,070   $(36,995,479)   $64,646,590

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. There were no open financial futures contracts at December 31, 2000.

5. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                    Net Decrease
                        Capital                Reinvestment of          Capital Shares               Resulting From Capital
                        Shares Sold            Dividends                Redeemed                     Share Transactions
                      ----------------------------------------------------------------------------------------------------------
                        Shares   Amount        Shares     Amount        Shares       Amount          Shares       Amount
                      ----------------------------------------------------------------------------------------------------------
Year ended
  December 31, 2000:    517,655  $13,038,508   4,798,376  $111,114,819  (8,150,420)  $(208,669,346)  (2,834,389)  $(84,516,019)

Year ended
  December 31, 1999:  1,227,943   37,679,780   3,171,453    95,216,003  (8,281,237)   (248,388,610)  (3,881,841)  (115,492,827)

6. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Capital Loss Carryforward

As of December 31, 2000, the fund had $9,948,263 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the year 2008.


                          Special Opportunities Fund 8

Lincoln National Special Opportunities Fund, Inc.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Special Opportunities Fund, Inc.


We have audited the accompanying statement of net assets of Lincoln National Special Opportunity Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Special Opportunity Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               /s/ ERNST & YOUNG

Philadelphia, Pennsylvania
February 5, 2001



                          Special Opportunities Fund 9